Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As required by Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between (i) compensation “actually paid” (as computed in accordance with SEC rules) to our named executive officers and (ii) certain aspects of financial performance of the Company. The Compensation Committee does not in practice use “compensation actually paid” as the basis for making compensation decisions. For further information concerning our compensation philosophy and how we align executive compensation with our performance, see “Compensation
Discussion
and Analysis.” The below disclosure is provided only to comply with applicable SEC rules.
Pay versus Performance Table

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (3)	Average Summary Compensation Table Total for non-PEO NEOs ($) (2)	Average Compensation Actually Paid to non-PEO NEOs ($) (2)(3)	Value of Initial Fixed $100 Investment Based On ($) (4)		Net Income (in thousands, $)	Free Cash Flow (in thousands, $) (5)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)
2022	3,240,010	4,727,482	1,307,227	1,689,362	230.63	118.41	92,059	$57,783
2021	3,345,530	7,894,819	1,387,517	2,985,854	211.41	141.13	152,735	$49,408
2020	3,139,347	8,427,896	1,570,336	3,592,844	150.47	111.29	(250,036)	($4,477)

(1)	Our Principal Executive Officer (“PEO”) for each of the years reported was Oakleigh Thorne.

(2)
Our
non-PEO
named executive officers (“NEOs”) for each of the years reported was as follows: for 2022, Barry Rowan, Sergio Aguirre, Marguerite M. Elias, Karen Jackson and Jessica Betjemann; for 2021, Barry Rowan, Sergio Aguirre, Marguerite M. Elias and Karen Jackson; and for 2020, Barry Rowan, Marguerite M. Elias, Sergio Aguirre, Karen Jackson, John Wade and Jonathan B. Cobin.

(3)
Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation
S-K.
The tables below sets forth each adjustment made during each year presented in the table to calculate the compensation “actually paid” to our NEOs during each year in the table. In these tables, the unvested equity values are computed in accordance with the methodology also used for financial reporting purposes.

	2022		2021		2020
	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)
Total Compensation as reported on Summary Compensation Table	3,240,010	1,307,227	3,345,530	1,387,517	3,139,347	1,570,336
Deduction for fair value of equity reported in Summary Compensation Table	(1,700,009)	(608,997)	(1,595,080)	(579,500)	(826,662)	(374,223)

	2022		2021		2020
	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)
Fair value of equity compensation granted in current year and unvested at year-end – value at year-end	1,326,924	475,124	2,328,094	845,808	8,011,563	2,414,669
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in a prior fiscal year that were unvested at end of current fiscal year	263,488	112,261	3,644,943	1,181,495	80,667	247,226
Fair value of equity compensation granted in current year that vested during current year	—	—	—	—	—	194,112
Change in fair value from end of prior fiscal year to vesting date for awards made in a prior fiscal year that vested during current fiscal year	1,597,069	403,747	171,332	150,535	(284,077)	(241,707)
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—	—	(1,692,942)	(217,569)
Compensation actually paid	4,727,482	1,689,362	7,894,819	2,985,854	8,427,896	3,592,844

(4)
Peer Group total shareholder return (“TSR”) reflects the peer group of the S&P 600 Smallcap, as used for purposes of Item 201(e)(ii) of Regulation
S-K
in our latest Annual Report on Form
10-K
for the fiscal year ended December 31, 2022. With respect to both the Company’s cumulative TSR and peer group cumulative TSR, each year reflects what the cumulative value of $100 would be as of the end of the applicable fiscal year, including the reinvestment of dividends, if such amount were first invested on December 31, 2019.

(5)
We chose free cash flow as our Company-selected measure because it is the key component of our executive compensation program. Free cash flow represents net cash provided by operating activities, plus the proceeds from our interest rate caps, less purchases of property and equipment and the acquisition of intangible assets and cash paid to purchase our interest rate caps. We believe that free cash flow provides meaningful information regarding our liquidity.

Company Selected Measure Name	free cash flow
Named Executive Officers, Footnote [Text Block]	for 2022, Barry Rowan, Sergio Aguirre, Marguerite M. Elias, Karen Jackson and Jessica Betjemann; for 2021, Barry Rowan, Sergio Aguirre, Marguerite M. Elias and Karen Jackson; and for 2020, Barry Rowan, Marguerite M. Elias, Sergio Aguirre, Karen Jackson, John Wade and Jonathan B. Cobin.
Peer Group Issuers, Footnote [Text Block]	Peer Group total shareholder return (“TSR”) reflects the peer group of the S&P 600 Smallcap, as used for purposes of Item 201(e)(ii) of Regulation
S-K
in our latest Annual Report on Form
10-K
	for the fiscal year ended December 31, 2022. With respect to both the Company’s cumulative TSR and peer group cumulative TSR, each year reflects what the cumulative value of $100 would be as of the end of the applicable fiscal year, including the reinvestment of dividends, if such amount were first invested on December 31, 2019.
PEO Total Compensation Amount	$ 3,240,010	$ 3,345,530	$ 3,139,347
PEO Actually Paid Compensation Amount	$ 4,727,482	7,894,819	8,427,896
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation
S-K.
The tables below sets forth each adjustment made during each year presented in the table to calculate the compensation “actually paid” to our NEOs during each year in the table. In these tables, the unvested equity values are computed in accordance with the methodology also used for financial reporting purposes.

	2022		2021		2020
	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)
Total Compensation as reported on Summary Compensation Table	3,240,010	1,307,227	3,345,530	1,387,517	3,139,347	1,570,336
Deduction for fair value of equity reported in Summary Compensation Table	(1,700,009)	(608,997)	(1,595,080)	(579,500)	(826,662)	(374,223)

	2022		2021		2020
	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)
Fair value of equity compensation granted in current year and unvested at year-end – value at year-end	1,326,924	475,124	2,328,094	845,808	8,011,563	2,414,669
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in a prior fiscal year that were unvested at end of current fiscal year	263,488	112,261	3,644,943	1,181,495	80,667	247,226
Fair value of equity compensation granted in current year that vested during current year	—	—	—	—	—	194,112
Change in fair value from end of prior fiscal year to vesting date for awards made in a prior fiscal year that vested during current fiscal year	1,597,069	403,747	171,332	150,535	(284,077)	(241,707)
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—	—	(1,692,942)	(217,569)
Compensation actually paid	4,727,482	1,689,362	7,894,819	2,985,854	8,427,896	3,592,844

Non-PEO NEO Average Total Compensation Amount	$ 1,307,227	1,387,517	1,570,336
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,689,362	2,985,854	3,592,844
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation
S-K.
The tables below sets forth each adjustment made during each year presented in the table to calculate the compensation “actually paid” to our NEOs during each year in the table. In these tables, the unvested equity values are computed in accordance with the methodology also used for financial reporting purposes.

	2022		2021		2020
	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)
Total Compensation as reported on Summary Compensation Table	3,240,010	1,307,227	3,345,530	1,387,517	3,139,347	1,570,336
Deduction for fair value of equity reported in Summary Compensation Table	(1,700,009)	(608,997)	(1,595,080)	(579,500)	(826,662)	(374,223)

	2022		2021		2020
	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)
Fair value of equity compensation granted in current year and unvested at year-end – value at year-end	1,326,924	475,124	2,328,094	845,808	8,011,563	2,414,669
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in a prior fiscal year that were unvested at end of current fiscal year	263,488	112,261	3,644,943	1,181,495	80,667	247,226
Fair value of equity compensation granted in current year that vested during current year	—	—	—	—	—	194,112
Change in fair value from end of prior fiscal year to vesting date for awards made in a prior fiscal year that vested during current fiscal year	1,597,069	403,747	171,332	150,535	(284,077)	(241,707)
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—	—	(1,692,942)	(217,569)
Compensation actually paid	4,727,482	1,689,362	7,894,819	2,985,854	8,427,896	3,592,844

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
The following graphs address, for the fiscal years covered by the Pay versus Performance Table, the relationship between compensation actually paid as disclosed in such table and the Company’s:

•	cumulative TSR and peer group cumulative TSR;
•	net income; and
•	free cash flow.

Total Shareholder Return Amount	$ 230.63	211.41	150.47
Peer Group Total Shareholder Return Amount	118.41	141.13	111.29
Net Income (Loss)	$ 92,059,000	$ 152,735,000	$ (250,036,000)
Company Selected Measure Amount	57,783,000	49,408,000	(4,477,000)
PEO Name	Oakleigh Thorne.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	cumulative TSR and peer group cumulative TSR
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	net income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	free cash flow
Non-GAAP Measure Description [Text Block]	We chose free cash flow as our Company-selected measure because it is the key component of our executive compensation program. Free cash flow represents net cash provided by operating activities, plus the proceeds from our interest rate caps, less purchases of property and equipment and the acquisition of intangible assets and cash paid to purchase our interest rate caps. We believe that free cash flow provides meaningful information regarding our liquidity.
PEO [Member] | Deduction for Fair Value of Equity Reported in Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,700,009)	$ (1,595,080)	$ (826,662)
PEO [Member] | Fair Value of Equity Compensation Granted in Current Year and Unvested at YearEnd Value at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,326,924	2,328,094	8,011,563
PEO [Member] | Change In Fair Value From End Of Prior Fiscal Year To End Of Current Fiscal Year For Awards Made In A Prior Fiscal Year That Were Unvested At End Of Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	263,488	3,644,943	80,667
PEO [Member] | Fair Value Of Equity Compensation Granted In Current Year That Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change In Fair Value From End Of Prior Fiscal Year To Vesting Date For Awards Made In A Prior Fiscal Year That Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,597,069	171,332	(284,077)
PEO [Member] | Fair Value Of Awards Forfeited In Current Fiscal Year Determined At End Of Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(1,692,942)
Non-PEO NEO [Member] | Deduction for Fair Value of Equity Reported in Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(608,997)	(579,500)	(374,223)
Non-PEO NEO [Member] | Fair Value of Equity Compensation Granted in Current Year and Unvested at YearEnd Value at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	475,124	845,808	2,414,669
Non-PEO NEO [Member] | Change In Fair Value From End Of Prior Fiscal Year To End Of Current Fiscal Year For Awards Made In A Prior Fiscal Year That Were Unvested At End Of Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	112,261	1,181,495	247,226
Non-PEO NEO [Member] | Fair Value Of Equity Compensation Granted In Current Year That Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	194,112
Non-PEO NEO [Member] | Change In Fair Value From End Of Prior Fiscal Year To Vesting Date For Awards Made In A Prior Fiscal Year That Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	403,747	150,535	(241,707)
Non-PEO NEO [Member] | Fair Value Of Awards Forfeited In Current Fiscal Year Determined At End Of Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ (217,569)